Stock-Based Compensation and Employee Stock Purchase Program - Additional Information (Detail)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 25, 2024 shares	Feb. 02, 2022 shares	May 20, 2015 shares	May 14, 2015	Jun. 30, 2019 shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) IncentivePlan shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) IncentivePlan $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans | IncentivePlan								2		2
Shares Subject to Outstanding, Options granted								158,000		26,021	33,408
Total number of options outstanding						217,575		217,575		80,078	60,002	35,554
Unrecognized compensation cost related to unvested stock-based compensation grants | $						$ 524,000		$ 524,000		$ 623,000
Weighted-average remaining recognition period								1 year 4 months 24 days		2 years 1 month 6 days
Weighted-average estimated grant-date fair value of stock options granted | $ / shares										$ 5.72	$ 38.5
Stock-based compensation | $						$ 155,000	$ 162,000	$ 395,000	$ 573,000	$ 717,000	$ 1,106,000
Purchase plan offering period				6 months
2015 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares reserved for issuance under plan						3,209		3,209		7,265
Stock-based compensation | $						$ 2,000	$ 7,000	$ 6,000	$ 12,000	$ 6,000	$ 4,000
Percentage in payroll deductions to acquire shares of common stock				15.00%
Purchase plan offering period				6 months
Employees are able to purchase company's common stock on first trading day of offering period, percentage				85.00%
Issuance of common stock pursuant to employee stock purchase plan								8,073		3,468
First offering period, start date				May 14, 2015
First offering period, end date				Feb. 01, 2016
Inducement Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of options outstanding										8,366	8,477
Inducement Stock Option [Member] | Stanley Jacot, Jr. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Subject to Outstanding, Options granted		7,902
2015 Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms under the plan								The 2015 Plan became effective upon the Company’s IPO in May 2015 and all shares that were reserved, but not issued, under the 2006 Plan were assumed by the 2015 Plan. Upon effectiveness, the 2015 Plan had 3,860 shares of common stock reserved for future issuance, which included 259 that were transferred to and assumed by the 2015 Plan. The 2015 Plan provides for automatic annual increases in shares available for grant. In addition, shares subject to awards under the 2006 Plan that are forfeited or canceled will be added to the 2015 Plan.		The 2015 Plan became effective upon the Company’s IPO in May 2015 and all shares that were reserved, but not issued, under the 2006 Plan were assumed by the 2015 Plan. Upon effectiveness, the 2015 Plan had 3,860 shares of common stock reserved for future issuance, which included 259 that were transferred to and assumed by the 2015 Plan. The 2015 Plan provides for automatic annual increases in shares available for grant. In addition, shares subject to awards under the 2006 Plan that are forfeited or canceled will be added to the 2015 Plan
Total number of shares reserved for issuance under plan			3,860			338,248		338,248		86,835
Number of shares awarded o individual employee	50,000		9,375
Options vesting period			4 years
Additional shares authorized for issuance under the plan	200,000				3,000
Common stock available for future grant						127,725		127,725		15,226
Total number of options outstanding						210,523		210,523		71,609	51,421
2015 Omnibus Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable period			10 years
2006 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares reserved for issuance under plan			259
Total number of options outstanding						102		102		102	103